Supplementary Balance Sheet Information (Details Textual) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Supplementary Balance Sheet Information (Textual)
Cash and cash equivalents	$ 7.2	$ 8.6
Weighted average annual interest rate	1.57%